Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 298,296,000.00
Previously Paid Amount	0.00
Total Fee Amount	41,194.68
Total Offset Amount	0.00
Net Fee	41,194.68
Narrative - Max Aggregate Offering Price	$ 298,296,000.00
Final Prospectus	true